Equity Incentive Plan	9 Months Ended	12 Months Ended
	Feb. 28, 2026	May 31, 2025
Equity Incentive Plan
Equity Incentive Plan

Note 6. Equity Incentive Plan

Equity Incentive Plan

As of February 28, 2026, the Company had one active equity incentive plan, the CytoDyn Inc. Amended and Restated 2012 Equity Incentive Plan (the “EIP”). As of February 28, 2026 and May 31, 2025, the EIP covered a total of 79.3 million and 66.8 million shares of common stock, respectively. The “evergreen provision” automatically increased the number of shares of common stock subject to the EIP by an amount equal to 1% of the total outstanding shares on June 1, 2025. The EIP provides for awards of stock options to purchase shares of common stock, restricted and unrestricted shares of common stock, restricted stock units (“RSUs”), and performance share units (“PSUs”).

The Company recognizes the compensation cost of employee and director services received in exchange for equity awards based on the grant date estimated fair value of the awards. Share-based compensation cost is recognized over the period during which the employee or director is required to provide services in exchange for the award and, as forfeitures occur, the associated compensation cost recognized to date is reversed. For awards with performance-based payout conditions, the Company recognizes compensation cost based on the probability of achieving the performance conditions, with changes in expectations recognized as an adjustment to earnings in the period of change. Any recognized compensation cost is reversed if the conditions ultimately are not met.

Stock-based compensation for the nine months ended February 28, 2026 and 2025 was $0.8 million and $1.0 million, respectively. Stock-based compensation is recorded in general and administrative and research and development costs.

Stock options

Stock option activity is presented in the table below:

			Weighted
			average
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic
(in thousands, except per share data and years)	shares	exercise price	life in years	value
Options outstanding at May 31, 2025	38,324	$0.46	7.65	$4,039
Granted	925	$0.29
Exercised	(100)	$0.21		6
Forfeited, expired, and cancelled	(905)	$1.14
Options outstanding at February 28, 2026	38,244	$0.44	6.98	$1,794
Options outstanding and exercisable at February 28, 2026	31,322	$0.44	6.66	$1,320

During the nine months ended February 28, 2026 and 2025, stock options for approximately 0.9 million shares and 11.7 million shares, respectively, were granted. Of the options granted in the current year, approximately 0.6 million vest over four years, and approximately 0.3 million vest over one year. Of the options granted in the prior year, approximately 5.7 million vest over four years, and approximately 6.0 million vest over one year. The Company records compensation expense based on the Black-Scholes fair value per share of the awards on the grant date. The weighted average fair value per share was $0.26 and $0.12 for the stock options granted in the nine months ended February 28, 2026 and 2025, respectively.

PSUs

The following table summarizes the Company’s PSU activity:

Weighted average
	Number of	Weighted average	remaining contractual
(shares in thousands)	RSUs and PSUs (1)	grant date fair value	life in years
Unvested PSUs at May 31, 2025	3,500	0.41	1.75
PSUs granted	—
PSUs forfeited	—
PSUs vested	—
Unvested PSUs at February 28, 2026	3,500	$0.41	1.00

(1)	The number of PSUs disclosed in this table are at the target level of 100%.

The vesting of the PSUs is subject to the achievement of specified performance-based conditions, and the actual number of common shares that will ultimately be issued will be determined by multiplying this number of PSUs by a payout percentage ranging from 0% to 100%.

Based on the estimated level of achievement of the performance targets associated with the PSUs as of February 28, 2026, unrecognized compensation expense related to the unvested portion of the Company’s PSUs was $1.4 million, which is expected to be recognized over a weighted-average period of 1.0 years.

Note 6. Equity Incentive Plan

Equity Incentive Plan

As of May 31, 2025, the Company had one active equity incentive plan, the CytoDyn Inc. Amended and Restated 2012 Equity Incentive Plan (the “2012 Plan”). The 2012 Plan contains an “evergreen provision” whereby the total number of shares available to be issued automatically increases annually on the first day of each fiscal year in an amount equal to 1.0% of the total outstanding shares on the last day of the prior fiscal year, unless the Board determines otherwise before the fiscal year end. As of May 31, 2025, the 2012 Plan covered a total of 66.8 million shares of common stock.

Stock options

Stock option activity is presented in the table below:

			Weighted
			average
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic
(in thousands, except exercise price and years)	shares	exercise price	life in years	value
Options outstanding at May 31, 2023	19,823	$0.99	7.87	$—
Granted	14,251	$0.21
Exercised	—	$—
Forfeited, expired, and cancelled	(8,225)	$0.87
Options outstanding at May 31, 2024	25,849	$0.60	7.77	$—
Granted	13,025	$0.17
Exercised	(500)	$0.21		$72
Forfeited, expired, and cancelled	(50)	$0.66
Options outstanding at May 31, 2025	38,324	$0.46	7.65	$4,039
Options outstanding and exercisable at May 31, 2025	28,594	$0.54	7.23	$2,653

The fair value of the equity awards granted is estimated using the Black-Scholes option-pricing model based on the closing stock prices at the grant date and the assumptions specific to the underlying award. Expected volatility assumptions are based on the historical volatility of the Company’s common stock. The expected term assumption is based on the contractual and vesting term of the equity award. The risk-free interest rate is based on the U.S. Treasury yield curve with a maturity equal to the expected life assumed at the grant date. The following table summarizes the assumptions used in the determination of fair value:

	Years ended May 31,
	2025	2024
Expected Volatility	123.2% - 130.4%	108.6% - 115.7%
Weighted-Average Volatility	127.02%	112.24%
Expected Dividends	—%	—%
Expected Term (In years)	5.1 - 6.1	5.1 - 6.0
Risk-Free Rate	3.96%	3.96%

In the fiscal years ended May 31, 2025, and 2024, stock-based compensation expense related to equity instruments totaled $1.3 million and $2.4 million, respectively; stock-based compensation expense is presented in general and administrative expense and research and development expense in the Company’s consolidated statements of operations. The grant date fair value of options vested during the same periods was approximately $1.3 million and $3.3 million, respectively. As of May 31, 2025, there was approximately $1.7 million of unrecognized compensation expense related to share-based payments for unvested options, which is expected to be recognized over a weighted-average period of approximately 1.5 years.

During the fiscal year ended May 31, 2025, the Company granted stock options covering a total of approximately 13.0 million shares of common stock to directors, employees, and consultants, with exercise prices ranging between $0.13 and $0.41 per share. Of the options granted during the fiscal year ended May 31, 2025, approximately 7.0 million vest over four years, and approximately 6.0 million vest over one year, with a ten-year term. The grant date fair values of the stock options ranged between $0.11 and $0.37 per share. As of May 31, 2025, and May 31, 2024, there were approximately 28.6 million and 19.7 million vested stock options and approximately 9.7 million and 6.1 million unvested stock options outstanding, respectively.

RSUs and PSUs

The 2012 Plan provides for equity instruments, such as RSUs and PSUs, which grant the right to receive a specified number of shares over a specified period of time. RSUs and PSUs are service-based awards that vest according to the terms of the grant. PSUs have performance-based payout conditions.

The following table summarizes the Company’s RSU and PSU activity:

			Weighted average
	Number of	Weighted average	remaining contractual
(shares in thousands)	RSUs and PSUs (1)	grant date fair value	life in years
Unvested RSUs and PSUs at May 31, 2023	1,293	$0.58	0.81
RSUs and PSUs granted	—
RSUs and PSUs forfeited	(1,293)	0.58
RSUs and PSUs vested	—
Unvested RSUs and PSUs at May 31, 2024	—
RSUs and PSUs granted	3,500	0.41
RSUs and PSUs forfeited	—
RSUs and PSUs vested	—
Unvested RSUs and PSUs at May 31, 2025	3,500	$0.41	1.75

(1)	The number of PSUs disclosed in this table are at the target level of 100%.

In May 2025, the Company awarded 3.5 million PSUs to Robert Hoffman, the Company’s Chief Financial Officer, in connection with the commencement of his employment. The vesting of the PSUs is contingent on the achievement of specified performance-based conditions, with a potential payout percentage ranging from 0% to 100%.

Based on the estimated level of achievement of the performance targets associated with the PSUs as of May 31, 2025, unrecognized compensation expense related to the unvested portion of the Company’s RSUs and PSUs totaled approximately $1.4 million, which is expected to be recognized over a weighted-average period of 1.75 years.

Issuance of shares to consultants

In March 2022, the Board approved the issuance under the 2012 Plan of shares of common stock to consultants as payment for services provided. During the fiscal years ended May 31, 2025 and 2024, a total of approximately 0.4 million and 2.5 million shares of common stock, respectively, were issued pursuant to the respective award agreements with the consultants.